UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2014 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 91.54%
Arizona - 2.23%
Florence Town Inc. Industrial Development Authority
5.000%, 07/01/2023	385,000	406,979
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	556,030
Industrial Development Authority of the County of Pima
6.000%, 04/01/2016	25,000	25,255
6.500%, 04/01/2026	200,000	201,288
		1,189,552
Arkansas - 1.24%
Pulaski County Public Facilities Board
5.250%, 07/01/2024	575,000	660,934
California - 8.88%
Abag Finance Authority for Nonprofit Corps
5.000%, 07/01/2021	250,000	284,922
California State Public Works Board
5.500%, 11/01/2030	535,000	649,618
Centinela Valley Union High School District
5.750%, 08/01/2026	270,000	334,149
6.000%, 08/01/2036	250,000	302,365
City of San Buenaventura, CA
8.000%, 12/01/2026	125,000	162,884
El Segundo Unified School District
0.000%, 08/01/2023	545,000	431,662
Foothill-Eastern Transportation Corridor Agency
0.000%, 01/15/2023	500,000	383,960
Golden State Tobacco Securitization Corp.
5.000%, 06/01/2029	250,000	285,635
McKinleyville Union School District
0.000%, 08/01/2046	575,000	67,632
Palmdale Community Redevelopment Agency
0.000%, 12/01/2020	175,000	137,531
Palmdale Elementary School District
0.000%, 08/01/2028	500,000	263,300
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	616,770
San Juan Unified School District
0.000%, 08/01/2022	500,000	405,905
Saratoga Union School District
0.000%, 09/01/2023	510,000	404,083
		4,730,416
Colorado - 2.75%
City & County of Denver, CO Airport System Revenue
5.250%, 11/15/2028	500,000	594,635
E-470 Public Highway Authority
0.000%, 09/01/2020	460,000	398,139
0.000%, 09/01/2023	125,000	93,726
0.000%, 09/01/2022	485,000	380,153
		1,466,653
Connecticut - 0.71%
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2026	335,000	376,419
Florida - 8.04%
Belle Isle, FL
5.500%, 10/01/2022	450,000	467,644
Citizens Property Insurance Corp.
5.000%, 06/01/2022	560,000	660,587
County of Miami-Dade, FL
5.750%, 10/01/2028	545,000	649,733
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2027	375,000	425,006
Escambia County Health Facilities Authority
5.500%, 08/15/2024	695,000	811,934
Key West Utility Board
5.000%, 10/01/2023	500,000	591,930
Miami Beach Health Facilities Authority
5.000%, 11/15/2023	200,000	233,754
Miami-Dade County Educational Facilities Authority
5.250%, 04/01/2024	200,000	242,902
Venetian Community Development District
5.000%, 05/01/2023	200,000	205,346
		4,288,836
Georgia - 2.09%
Americus-Sumter County Hospital Authority
5.125%, 05/15/2023	400,000	424,912
Savannah Hospital Authority
5.500%, 07/01/2027	590,000	687,226
		1,112,138

GU - 0.34%
Guam Power Authority
5.000%, 10/01/2023	150,000	179,094
Hawaii - 1.15%
State of Hawaii
5.000%, 08/01/2023	500,000	612,490
Idaho - 0.95%
Idaho Health Facilities Authority
6.000%, 10/01/2021	500,000	504,165
Illinois - 6.47%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2023	750,000	566,205
Cook County Community College District No. 508
5.250%, 12/01/2028	500,000	602,540
Cook County School District No. 104 Summit
0.000%, 12/01/2025	300,000	223,149
Illinois Finance Authority
5.000%, 11/01/2027	175,000	193,818
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	535,000	626,319
State of Illinois
5.000%, 08/01/2023	500,000	571,655
Village of Franklin Park, IL
6.250%, 07/01/2030	200,000	243,870
Will County Community Unit School District No. 201
0.000%, 11/01/2020	490,000	424,556
		3,452,112
Indiana - 8.93%
City of Indianapolis Department of Public Utilities Gas Utility Revenue
5.250%, 08/15/2028	500,000	583,475
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	569,855
Crown Point Multi School Building Corp.
0.000%, 01/15/2022	500,000	414,575
Greater Jasper Middle School Building Corp.
0.000%, 07/15/2024	750,000	537,217
Indiana Finance Authority
5.250%, 09/01/2025	500,000	581,110
5.500%, 11/15/2026	500,000	566,815
New Albany Floyd County School Building Corp.
5.000%, 07/15/2023	250,000	302,048
Plainfield High School Building Corp.
5.000%, 07/15/2023	500,000	603,665
Shelbyville Central Renovation School Building Corp.
5.000%, 07/15/2024	500,000	600,095
		4,758,855
Kentucky - 1.58%
Kentucky Economic Development Finance Authority
5.750%, 06/01/2025	735,000	844,713
Louisiana - 2.83%
Lake Charles Harbor & Terminal District
5.500%, 01/01/2029	500,000	565,140
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	476,719
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	469,364
		1,511,223
Maryland - 0.43%
Anne Arundel County Consolidated Special Taxing District
5.000%, 07/01/2024	200,000	230,868
Massachusetts - 0.40%
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	200,000	213,756
Michigan - 1.60%
Grand Ledge Public Schools
5.000%, 05/01/2022	500,000	582,800
Michigan Finance Authority
7.000%, 10/01/2031	250,000	271,230
		854,030
Minnesota - 1.12%
City of Center City, MN
5.000%, 11/01/2023	500,000	597,965
Missouri - 0.47%
City of Kansas City, MO
0.000%, 02/01/2023	335,000	252,590
Nevada - 1.36%
City of Reno, NV
5.000%, 06/01/2023	625,000	726,831

New Jersey - 6.46%
Casino Reinvestment Development Authority
5.000%, 11/01/2024	500,000	559,670
Garden State Preservation Trust
5.750%, 11/01/2028	455,000	577,818
New Jersey Economic Development Authority
5.000%, 07/01/2022	500,000	505,955
5.000%, 06/15/2023	250,000	283,308
5.500%, 01/01/2027	300,000	346,815
5.500%, 09/01/2027	400,000	489,992
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	566,435
New Jersey Transportation Trust Fund Authority
5.500%, 06/15/2031	100,000	114,795
		3,444,788
New York - 2.25%
City of New York, NY
5.000%, 08/01/2022	500,000	598,975
New York Liberty Development Corp.
5.250%, 10/01/2035	500,000	599,625
		1,198,600
North Carolina - 1.07%
North Carolina Eastern Municipal Power Agency
5.000%, 01/01/2026	500,000	572,425
Ohio - 3.69%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	347,376
Cincinnati City School District
5.250%, 12/01/2030	300,000	378,249
City of Akron, OH
5.000%, 12/01/2022	540,000	656,467
Euclid Avenue Development Corp.
5.000%, 08/01/2022	500,000	583,610
		1,965,702
Oregon - 1.80%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	516,695
Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	441,204
		957,899
Pennsylvania - 6.65%
Chichester School District
0.000%, 03/01/2027	250,000	166,245
Delaware County Authority
5.000%, 06/01/2023	200,000	208,174
Delaware Valley Regional Financial Authority
5.500%, 08/01/2028	1,025,000	1,209,305
Hopewell Area School District
0.000%, 09/01/2026	900,000	620,613
Montgomery County Industrial Development Authority
5.000%, 11/15/2023	105,000	117,882
Pennsylvania Higher Educational Facilities Authority
5.250%, 07/15/2025	250,000	288,525
Pennsylvania Turnpike Commission
0.000%, 12/01/2038	695,000	759,316
0.000%, 12/01/2030	160,000	175,723
		3,545,783
Puerto Rico - 1.46%
Puerto Rico Highway & Transportation Authority
5.250%, 07/01/2022	140,000	143,510
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	490,000	637,098
		780,608
Rhode Island - 1.10%
Rhode Island Health & Educational Building Corp.
5.000%, 06/01/2025	500,000	586,600
Texas - 6.86%
Grapevine-Colleyville Independent School Disctrict
0.000%, 08/15/2025	500,000	373,295
North Texas Tollway Authority
0.000%, 01/01/2042	1,000,000	1,214,280
Port Freeport, TX
5.950%, 05/15/2033	100,000	112,141
Texas Municipal Gas Acquisition & Supply Corp.
5.000%, 12/15/2022	750,000	869,715
Texas State Turnpike Authority
0.000%, 08/15/2022	1,350,000	1,088,978
		3,658,409

Utah - 1.68%
County of Weber, UT
5.750%, 01/15/2033	450,000	533,205
Utah State Charter School Finance Authority
6.300%, 07/15/2032	335,000	361,844
		895,049
Vermont - 0.19%
Vermont Economic Development Authority
5.000%, 05/01/2021	100,000	101,917
Virginia - 0.78%
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	146,534
5.000%, 01/01/2027	250,000	270,098
		416,632
Washington - 0.61%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	323,208
Wisconsin - 3.37%
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	732,355
Public Finance Authority
3.750%, 11/15/2019	500,000	505,895
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2027	500,000	560,970
		1,799,220
TOTAL MUNICIPAL BONDS (Cost $46,394,507)		48,810,480

SHORT-TERM INVESTMENTS - 9.43%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, 0.010% (a)	5,028,732	5,028,732
TOTAL SHORT-TERM INVESTMENTS (Cost $5,028,732)		5,028,732

Total Investments (Cost $51,423,239) - 100.97%		53,839,212
Liabilities in Excess of Other Assets - (0.97)%		(515,730)
TOTAL NET ASSETS - 100.00%		$53,323,482

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2014.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$51,423,239
Gross unrealized appreciation	2,462,516
Gross unrealized depreciation	(46,543)
Net unrealized appreciation	$2,415,973

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011. Cost incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management LLC,
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at November 30, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$48,810,480	$-	$48,810,480
Total Fixed Income	-	48,810,480	-	48,810,480

Short-Term Investment	$5,028,732	-	-	5,028,732

Total Investments In Securities	$5,028,732	$48,810,480	$-	$53,839,212

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2014.

The Fund held no Level 3 securities during the period ended November 30, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2014.

Performance Trust Strategic Bond Fund
Schedule of Investments
November 30, 2014 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.62%
Apidos CLO XVI
2013-16, 5.984%, 01/21/2025 (a)	1,000,000	849,300
Clear Lake CLO Ltd.
2006-1, 3.981%, 12/20/2020 (a)	475,723	448,702
Venture VIII CDO Ltd.
2007-8, 4.482%, 07/22/2021 (a)	2,500,000	2,377,500
TOTAL ASSET BACKED SECURITIES (Cost $3,718,571)		3,675,502

CORPORATE BONDS - 0.78%
Catholic Health Initiatives
2.950%, 11/01/2022	500,000	494,116
Memorial Health Services
3.496%, 05/01/2022	575,000	600,910
TOTAL CORPORATE BONDS (Cost $1,067,296)		1,095,026

MORTGAGE BACKED SECURITIES - 47.64%
Alternative Loan Trust
2004-J3, 4.750%, 04/25/2019	131,725	136,373
2004-30CB, 5.500%, 03/25/2020	306,000	307,007
2005-20CB, 5.250%, 07/25/2020	155,627	154,430
2006-J5, 4.858%, 07/25/2021 (a)	157,363	154,238
2004-18CB, 5.500%, 09/25/2034	230,699	233,669
2004-20T1, 6.000%, 09/25/2034	64,540	69,019
2004-29CB, 5.375%, 01/25/2035	890,700	913,093
2005-6CB, 7.500%, 04/25/2035	133,661	144,642
2005-21CB, 5.250%, 06/25/2035	449,727	437,295
2005-11CB, 5.500%, 06/25/2035	608,718	633,758
2005-26CB, 5.500%, 07/25/2035	102,847	96,700
2005-40CB, 5.500%, 10/25/2035	112,170	104,822
2005-46CB, 5.500%, 10/25/2035	648,568	621,255
2005-49CB, 5.500%, 11/25/2035	737,376	700,147
2005-52CB, 5.500%, 11/25/2035	191,499	179,935
2005-52CB, 5.500%, 11/25/2035	64,036	60,169
2005-J13, 5.500%, 11/25/2035	316,180	296,682
2005-64CB, 5.500%, 12/25/2035	140,679	134,164
2005-65CB, 5.500%, 12/25/2035	391,855	388,812
2005-J14, 5.500%, 12/25/2035	84,018	76,751
2005-65CB, 0.902%, 01/25/2036 (a)	164,284	127,996
2005-65CB, 5.500%, 01/25/2036	418,791	391,612
2005-73CB, 5.750%, 01/25/2036	838,274	715,773
2005-85CB, 5.500%, 02/25/2036	461,401	432,457
2005-86CB, 5.500%, 02/25/2036	502,603	450,648
2006-8T1, 5.500%, 04/25/2036	43,590	38,737
2006-4CB, 6.000%, 04/25/2036	642,445	560,292
2006-4CB, 6.000%, 04/25/2036	764,861	663,022
2006-J4, 6.000%, 07/25/2036	574,112	502,282
2006-19CB, 6.000%, 08/25/2036	481,190	423,041
2006-32CB, 5.500%, 11/25/2036	502,151	447,246
2006-43CB, 6.000%, 02/25/2037	213,627	185,137

Banc of America Alternative Loan Trust
2006-3, 6.000%, 04/25/2021	1,218,145	1,259,252
2007-1, 5.860%, 04/25/2022 (a)	80,291	81,199
2003-9, 5.500%, 11/25/2033	190,000	194,153
2005-5, 5.500%, 06/25/2035	608,280	580,093
2005-5, 6.000%, 06/25/2035	326,902	312,004
2005-11, 5.750%, 12/25/2035	320,048	278,406
2006-3, 6.000%, 04/25/2036	258,335	239,176
Banc of America Funding Trust
2005-3, 5.500%, 06/25/2035	226,000	231,406
2005-4, 5.500%, 08/25/2035	262,371	274,898
2005-5, 5.500%, 09/25/2035	180,716	187,310
2005-6, 5.500%, 10/25/2035	9,188	9,194
2005-7, 5.750%, 11/25/2035	201,594	209,741
2007-5, 5.500%, 07/25/2037	605,438	520,899
Banc of America Mortgage Trust
2004-10, 5.000%, 12/25/2019	335,340	343,653
Bear Stearns Asset Backed Securities Trust
A-5, 5.500%, 11/25/2035	128,942	127,004
ChaseFlex Trust
2005-2, 5.500%, 06/25/2035	44,000	40,778
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	119,751	114,106
2004-HYB5, 2.484%, 04/20/2035 (a)	455,038	407,330
2005-J3, 5.500%, 09/25/2035	434,586	425,564
2005-27, 5.500%, 12/25/2035	82,228	76,091
2005-28, 5.500%, 12/25/2035	158,788	147,155
2005-30, 5.500%, 01/25/2036	160,978	157,069
2005-30, 5.500%, 01/25/2036	1,572,124	1,533,945
2006-J1, 6.000%, 02/25/2036	82,406	70,368
2006-20, 5.750%, 02/25/2037	78,134	72,389
2007-J2, 6.000%, 07/25/2037	515,365	438,687
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	195,427	200,817
2006-1, 5.500%, 02/25/2026	46,061	47,120
2006-1, 6.000%, 02/25/2036	324,000	330,334
2006-3, 5.750%, 06/25/2036	91,608	94,702
2006-3, 5.750%, 06/25/2036	415,077	432,944
Citigroup Mortgage Loan Trust, Inc.
2004-2, 9.250%, 09/25/2033	323,737	345,242
CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	141,616	144,172
2007-A4, 5.500%, 04/25/2022	138,430	141,850
Countrywide Asset-Backed Certificates
2005-10, 4.638%, 10/25/2032 (a)	706,064	713,762
Credit Suisse First Boston Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	51,536	52,629
2005-10, 5.000%, 11/25/2020	460,906	466,664
2004-8, 5.500%, 12/25/2034	898,120	920,449
2005-4, 5.500%, 06/25/2035	389,867	395,809
2005-3, 5.500%, 07/25/2035	722,354	731,915
2005-10, 5.500%, 11/25/2035	753,043	675,317
2005-10, 5.750%, 11/25/2035	140,414	130,828
2005-10, 6.000%, 11/25/2035	333,305	240,403

CSMC Mortgage-Backed Trust
2006-8, 5.500%, 10/25/2021	129,452	125,250
2007-5, 5.000%, 10/25/2024	295,676	294,409
2006-1, 5.500%, 02/25/2036	651,619	596,085
2006-1, 5.500%, 02/25/2036	257,092	247,644
2006-3, 5.750%, 04/25/2036	52,936	45,490
2006-3, 5.750%, 04/25/2036	125,374	107,740
2006-3, 6.000%, 04/25/2036	110,925	92,748
2006-3, 6.000%, 04/25/2036	272,889	228,830
2006-4, 7.000%, 05/25/2036	282,241	173,650
2007-2, 5.750%, 03/25/2037	412,003	374,161
2007-3, 5.500%, 04/25/2037	165,033	157,757
2007-5, 5.000%, 08/25/2037	294,084	285,200
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-2, 0.552%, 04/25/2035 (a)	154,044	136,401
2005-AR2, 2.734%, 10/25/2035 (a)	94,583	89,837
First Horizon Alternative Mortgage Securities
2005-FA10, 5.250%, 12/25/2020	331,593	336,246
2005-FA11, 5.250%, 02/25/2021	445,093	438,657
2006-FA6, 5.750%, 11/25/2021	58,420	58,125
2004-FA1, 6.250%, 10/25/2034	476,045	496,220
2005-FA4, 5.500%, 06/25/2035	133,972	122,971
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	175,101	180,104
2004-J3, 5.250%, 07/25/2034	198,899	201,711
GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (a)	123,621	114,573
2006-6, 5.144%, 03/25/2036 (a)	113,474	67,258
GSR Mortgage Loan Trust
2005-1F, 6.000%, 01/25/2035	68,047	69,556
2005-AR2, 4.879%, 04/25/2035 (a)	169,095	166,663
2005-6F, 5.250%, 07/25/2035	542,809	563,424
2005-6F, 5.500%, 07/25/2035	533,035	528,170
2005-7F, 6.000%, 09/25/2035	86,127	89,768
2005-9F, 5.500%, 12/25/2035	156,128	151,097
2006-5F, 6.000%, 06/25/2036	893,553	851,295
HarborView Mortgage Loan Trust
2005-4, 2.711%, 07/19/2035 (a)	173,768	156,854
JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	363,404	318,800
2005-S1, 5.500%, 12/25/2035	273,584	240,005
2005-S1, 5.500%, 12/25/2035	461,250	384,578
2006-S2, 6.050%, 05/25/2036 (a)	76,219	69,160
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	150,264	139,606
Lehman Mortgage Trust
2006-2, 6.141%, 04/25/2036 (a)	113,184	108,205
MASTR Adjustable Rate Mortgages Trust
2004-4, 1.959%, 05/25/2034 (a)	273,141	241,173
2004-15, 3.124%, 12/25/2034 (a)	343,661	333,685
MASTR Alternative Loan Trust
2003-7, 6.250%, 11/25/2033	896,498	940,629
2004-6, 6.000%, 07/25/2034	756,315	793,854
2004-11, 6.500%, 10/25/2034	804,697	863,352
Morgan Stanley Mortgage Loan Trust
2006-7, 5.000%, 06/25/2021	124,759	116,564
2006-2, 6.500%, 02/25/2036	300,232	260,948

2006-11, 6.000%, 08/25/2036	1,091,908	905,676
Nomura Asset Acceptance Corp. Alternative Loan Trust
2A-5, 5.159%, 03/25/2035 (a)	685,524	705,521
A-5, 4.976%, 05/25/2035 (a)	247,094	233,415
PHHMC Mortgage Pass-Through Certificates
2005-3, 5.244%, 06/18/2035 (a)	636,245	636,928
Quest Trust
2006-X2, 0.272%, 08/25/2036 (a)	21,536	21,481
RAAC Trust
2005-1, 6.000%, 09/25/2034	26,727	27,126
RALI Trust
A-1, 5.000%, 09/25/2018	119,570	122,626
A-1, 5.000%, 05/25/2019	90,674	92,311
2005-QS3, 5.000%, 03/25/2020	1,575,647	1,611,048
2007-QS4, 5.500%, 04/25/2022	53,192	53,996
A-2, 4.000%, 07/25/2033	616,366	587,286
2003-QS17, 5.500%, 09/25/2033	892,311	912,803
A-4, 5.500%, 05/25/2034	308,899	317,681
2004-QA4, 3.107%, 09/25/2034 (a)	677,926	587,907
2004-QS16, 5.500%, 12/25/2034	800,706	821,445
2005-QS16, 5.500%, 11/25/2035	277,114	244,211
RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (a)	56,157	56,424
2004-RS8, 4.980%, 08/25/2034	129,471	130,935
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	589,936	603,546
Resecurization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	3,257,872	3,276,051
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	2,835,791	2,880,008
A-7, 5.500%, 05/25/2035	527,887	481,038
A-11-1, 5.500%, 10/25/2035	424,177	390,781
A-11-2, 6.000%, 10/25/2035	364,777	286,417
A-14, 6.250%, 12/25/2036	207,225	174,953
RFMSI Trust
2006-S10, 5.500%, 10/25/2021	190,503	187,268
2004-S6, 6.000%, 06/25/2034	534,030	543,596
2005-S5, 5.250%, 07/25/2035	19,592	19,638
2006-S3, 5.500%, 03/25/2036	1,203,635	1,104,540
2006-S5, 6.000%, 06/25/2036	297,540	276,418
2006-S6, 6.000%, 07/25/2036	245,689	225,707
Structured Asset Securities Corp.
2006-3H, 5.750%, 12/25/2035	693,616	695,001
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1A1, 5.500%, 07/25/2033	976,357	982,216
2004-9XS, 5.560%, 05/25/2034 (a)	230,284	234,032
A5, 4.750%, 10/25/2034	383,892	385,613
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	534,773	495,773
WaMu Mortgage Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	88,118	93,868

Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-1, 5.500%, 03/25/2035	750,000	735,544
2005-1, 6.000%, 03/25/2035	2,481,433	2,586,294
2005-4, 0.652%, 06/25/2035 (a)	322,862	248,770
2005-5, 5.500%, 07/25/2035	586,120	566,312
2005-9, 5.500%, 11/25/2035	74,199	67,053
Wells Fargo Mortgage Backed Securities Trust
2005-7, 5.250%, 09/25/2035	543,000	542,846
2006-4, 0.852%, 04/25/2036 (a)	427,969	389,149
2006-4, 5.750%, 04/25/2036	549,035	534,159
2007-2, 5.750%, 03/25/2037	354,153	343,514
2007-2, 6.000%, 03/25/2037	210,909	206,193
2007-4, 6.000%, 04/25/2037	77,130	74,915
2007-9, 5.500%, 07/25/2037	730,781	747,426
2007-12, 5.500%, 09/25/2037	889,445	909,773

TOTAL MORTGAGE BACKED SECURITIES (Cost $64,352,346)		66,893,716

MUNICIPAL BONDS - 44.20%
Alabama - 0.40%
City of Scottsboro, AL
6.200%, 11/01/2035	500,000	561,440
Arizona - 0.58%
City of Mesa, AZ
6.375%, 07/01/2033	705,000	813,711
California - 1.34%
Alvord Unified School District
0.000%, 08/01/2022	375,000	297,608
Contra Costa County Public Financing Authority
6.900%, 06/01/2035	275,000	305,121
County of Sacramento Sanitation Refunding
2.810%, 12/01/2021	1,000,000	1,007,600
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	268,234
		1,878,563
Florida - 1.71%
State Board of Administration Finance Corp.
2.995%, 07/01/2020	2,360,000	2,401,583
Hawaii - 0.87%
State of Hawaii
5.000%, 08/01/2023	1,000,000	1,224,980
Idaho - 0.64%
Idaho Health Facilities Authority
7.000%, 10/01/2019	900,000	903,465
Illinois - 4.70%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2022	575,000	440,881
Chicago Board of Education
0.000%, 12/01/2022	1,015,000	788,726
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	895,000	1,110,042
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	182,897
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2022	2,340,000	1,900,618
Lake County Community Consolidated School District No. 50 Woodland
5.625%, 01/01/2026	335,000	402,466

5.750%, 01/01/2030	480,000	576,134
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	778,910
Will County Elementary School District No. 122
5.250%, 10/01/2023	390,000	414,367
		6,595,041
Indiana - 0.91%
Greater Clark County School Corp.
5.000%, 01/05/2023	580,000	662,888
Zionsville Middle School Building Corp.
0.000%, 07/15/2022	750,000	608,220
		1,271,108
Michigan - 2.31%
Detroit City School District
5.250%, 05/01/2025	565,000	680,746
Grand Ledge Public Schools
5.000%, 05/01/2022	2,195,000	2,558,492
		3,239,238

Missouri - 0.89%
St. Louis School District
6.100%, 04/01/2025	1,015,000	1,247,100
Nevada - 0.81%
Clark County School District
5.510%, 06/15/2024	1,000,000	1,142,070
New Jersey - 4.53%
New Jersey Economic Development Authority
0.000%, 02/15/2023	598,000	431,134
New Jersey Higher Education Student Assistance Authority
5.500%, 12/01/2021	1,000,000	1,145,550
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	7,775,000	4,790,722
		6,367,406
New Mexico - 0.76%
New Mexico Finance Authority
3.400%, 06/15/2024	1,040,000	1,071,210
New York - 2.77%
Dutchess County Local Development Corp.
4.550%, 07/01/2022	930,000	975,524
New York City Transitional Finance Authority Future Tax Secured Revenue
5.932%, 11/01/2036	1,715,000	1,953,093
Port Authority of New York and New Jersey
2.000%, 12/01/2020	1,000,000	964,810
		3,893,427
North Carolina - 0.39%
Cleveland County Public Facilities Corp.
6.070%, 03/01/2030	500,000	551,000
Ohio - 1.18%
Avon Lake City School District
3.250%, 12/01/2022	500,000	506,160
Columbus City School District
5.000%, 12/01/2021	1,000,000	1,153,170
		1,659,330
Pennsylvania - 7.36%
City of Harrisburg, PA
0.000%, 04/01/2019	240,000	220,385
Moon Area School District
5.820%, 11/15/2033	500,000	535,990
Penn Hills School District
6.100%, 10/01/2029	920,000	1,051,256
Pennsylvania Turnpike Commission
0.000%, 12/01/2034	1,850,000	1,952,009
0.000%, 06/01/2033	3,580,000	4,193,648
0.000%, 12/01/2030	640,000	702,892
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	2,145,000	1,673,272
		10,329,452
Puerto Rico - 0.57%
Puerto Rico Sales Tax Financing Corp.
0.000%, 08/01/2032	3,850,000	806,922
Texas - 11.10%
City of Houston, TX Utility System Revenue
3.228%, 05/15/2022	1,000,000	1,045,040
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,882,130
Dallas/Fort Worth International Airport

5.000%, 11/01/2027	915,000	1,050,639
North Texas Tollway Authority
0.000%, 01/01/2042	3,675,000	4,462,479
Texas Municipal Gas Acquisition & Supply Corp. III
5.000%, 12/15/2021	500,000	579,110
Texas Public Finance Authority
8.250%, 07/01/2024	1,500,000	1,504,515
Texas State Turnpike Authority
0.000%, 08/15/2022	2,500,000	2,016,625
0.000%, 08/15/2027	1,665,000	1,041,308
		15,581,846
Washington - 0.38%
Chelan County Public Utility District No. 1
0.000%, 06/01/2023	655,000	532,161
TOTAL MUNICIPAL BONDS (Cost $60,185,066)		62,071,053

US GOVERNMENT NOTE/BOND - 1.42%
United States Treasury Notes
1.500%, 10/31/2019	2,000,000	2,000,000
TOTAL US GOVERNMENT NOTE/BOND (Cost $1,985,859)		2,000,000

MUTUAL FUNDS - 1.56%
Nuveen Mortgage Opportunity Term Fund	93,520	2,185,562
TOTAL MUTUAL FUNDS (Cost $2,228,924)		2,185,562

MONEY MARKET FUNDS - 3.83%
First American Treasury Obligations Fund, 0.000% (a)	5,372,061	5,372,061
TOTAL MONEY MARKET FUNDS (Cost $5,372,061)		5,372,061

Total Investments (Cost $138,910,123) - 102.04%		143,292,920
Liabilities in Excess of Other Assets - (2.04)%		(2,867,440)
TOTAL NET ASSETS - 100.00%		$140,425,480

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2014.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$138,910,123
Gross unrealized appreciation	5,612,401
Gross unrealized depreciation	(1,229,604)
Net unrealized appreciation	$4,382,797

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held.
The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010.
The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the
Institutional Class shares. As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC
(the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at November 30, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$3,675,502	$-	$3,675,502
Corporate Bonds	-	1,095,026	-	1,095,026
Mortgage Backed Securities	-	66,893,716	-	66,893,716
Municipal Bonds	-	62,071,053	-	62,071,053
U.S. Government Note/Bond	-	2,000,000	-	2,000,000
Total Fixed Income	-	135,735,297	-	135,735,297

Equity
Mutual Fund	2,185,562	-	-	2,185,562
Total Equity	2,185,562	-	-	2,185,562

Short-Term Investment	5,372,061	-	-	5,372,061
Total Investments In Securities	$7,557,623	$135,735,297	$-	$143,292,920

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2014.

The Fund held no Level 3 securities during the period ended November 30, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel,  President

Date     January 19, 2015

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date     January 19, 2015

* Print the name and title of each signing officer under his or her signature.